Capital Requirements - Additional Information (Detail) (Subsidiaries [Member], GSEs and State Authorities [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Minimum [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Minimum tangible net worth required	$ 0.1	$ 0.3
Maximum [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Minimum tangible net worth required	$ 399.0	$ 114.7